BUSINESS COMBINATIONS - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Mar. 27, 2019	Jan. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Nov. 12, 2019	Jun. 26, 2019	Apr. 26, 2019	Apr. 25, 2019	Mar. 26, 2019	Mar. 13, 2019	Mar. 07, 2019	Jan. 29, 2019	Jul. 31, 2018
Philippine Academy for Aviation Training Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Ownership interest in joint venture			40.00%	40.00%
Pelesys Learning Systems Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired							55.00%	45.00%
Cash consideration							$ 4.0
Long-term payable							$ 5.7
Luftfartsskolen AS
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration						$ 3.5
Healthcare Software Company
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired					50.00%
Cash consideration					$ 0.9
Acquisitions From 2019
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration				$ 1.7
Increase of intangible assets				6.2
Decrease of deferred tax assets				4.7
Decrease of other net assets				$ 1.5
Alpha-Omega Change Engineering Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration													$ 34.4
Avianca-CAE Flight Training
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired		50.00%										50.00%
Cash consideration		$ 50.1
Term of outsourcing agreement		15 years
Logitude Oy
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration											$ 8.7
Bombardier's BAT Business
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration			$ 709.9							$ 709.9
Intangible assets			695.8
CAE Flight Training (India) Private Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired	50.00%								50.00%
Ownership interest in joint venture	50.00%
CAE Simulation Technologies Private Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Equity interests acquired	25.00%
Indian Training Centres
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration	$ 31.5
Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration			832.4
Intangible assets			811.5
Goodwill recognised as of acquisition date			443.0
Goodwill expected to be deductible for tax purposes			334.5
Fair value of acquired receivables			23.6
Licenses | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			169.5
Customer relationships | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			191.4
Other intangible assets | Total
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets			$ 7.6